Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and non-PEO named executive officers (“NEOs”) and certain financial performance of the Company for the fiscal years listed below.

Fiscal Year	Summary compensation table total for PEO(1) ($)	Compensation actually paid to PEO(2) ($)	Average summary compensation table total for non-PEO NEOs(3) ($)	Average compensation actually paid to non-PEO NEOs(4) ($)	Value of initial fixed $100 investment based on total shareholder return (“TSR”)(5) ($)	Net loss ($)
2024	130,480	420,388	446,651	466,267	(9.09)	17,470,489
2023	—	—	683,745	125,426	18.73	$13,878,936

(1)      Represents the amounts of total compensation reported for our PEO during each corresponding year in the “Total” column of the Summary Compensation Table above. Mr. Besser is paid de minimis annual compensation of $1.00.

(2)      Represents the amount of “compensation actually paid” to our PEO as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

Fiscal Year	Summary compensation table total for PEO ($)	Reported value of equity awards for PEO ($)	Fair value as of year-end for awards granted during the year ($)	Fair value year- over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Compensation actually paid to PEO ($)
2024	130,480	130,480	205,696	—	214,692	—	420,388
2023	—	—	—	—	—	—	—

(3)      Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table above. For fiscal years 2023 and 2024, this includes Paul DiPerna and Kevin Schmid (the “Non-PEO NEOs”).

(4)      Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:

Fiscal Year	Average summary compensation table total for Non-PEO NEOs ($)	Reported value of equity awards for NEOs ($)	Fair value as of year-end for awards granted during the year ($)	Fair value year-over- year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Average compensation actually paid to Non-PEO NEOs ($)
2024	446,651	(171,651)	242,159	(31,700)	93,526	(112,718)	466,267
2023	683,745	(445,684)	157,589	(288,095)	60,525	(42,654)	125,426

(5)      TSR is cumulative for the measurement periods beginning on March 31, 2022 and ending on March 31 of each of 2023 and 2024, respectively, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in fiscal 2024 or 2023.

(6)      The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.

(ii) the sale, transfer or other disposition of all or substantially all of the assets of the Company (including the capital stock of the Company’s subsidiary corporations) in connection with the complete liquidation or dissolution of the Company;

(aa) “Performance Shares” means Shares or an Award denominated in Shares which may be earned in whole or in part upon attainment of performance criteria established by the Administrator.

Named Executive Officers, Footnote		Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table above. For fiscal years 2023 and 2024, this includes Paul DiPerna and Kevin Schmid (the “Non-PEO NEOs”).
PEO Total Compensation Amount	[1]	$ 130,480
PEO Actually Paid Compensation Amount	[2]	$ 420,388
Adjustment To PEO Compensation, Footnote

(2)      Represents the amount of “compensation actually paid” to our PEO as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

Fiscal Year	Summary compensation table total for PEO ($)	Reported value of equity awards for PEO ($)	Fair value as of year-end for awards granted during the year ($)	Fair value year- over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Compensation actually paid to PEO ($)
2024	130,480	130,480	205,696	—	214,692	—	420,388
2023	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	[3]	$ 446,651	683,745
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 466,267	125,426
Adjustment to Non-PEO NEO Compensation Footnote

(4)      Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:

Fiscal Year	Average summary compensation table total for Non-PEO NEOs ($)	Reported value of equity awards for NEOs ($)	Fair value as of year-end for awards granted during the year ($)	Fair value year-over- year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Average compensation actually paid to Non-PEO NEOs ($)
2024	446,651	(171,651)	242,159	(31,700)	93,526	(112,718)	466,267
2023	683,745	(445,684)	157,589	(288,095)	60,525	(42,654)	125,426

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[5]	$ (9.09)	18.73
Net Income (Loss)		$ 17,470,489	13,878,936
PEO Name		Mr. Besser
Fair value as of year-end for awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 205,696
Fair value year- over-year increase or decrease in unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Fair value of awards granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		214,692
Fair value increase or decrease from prior year end for awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		130,480
Non-PEO NEO | Fair value as of year-end for awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		242,159	157,589
Non-PEO NEO | Fair value of awards granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		93,526	60,525
Non-PEO NEO | Fair value increase or decrease from prior year end for awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(112,718)	(42,654)
Non-PEO NEO | Reported value of equity awards for NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(171,651)	(445,684)
Non-PEO NEO | Fair value year-over- year increase or decrease in unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (31,700)	$ (288,095)

[1]	Represents the amounts of total compensation reported for our PEO during each corresponding year in the “Total” column of the Summary Compensation Table above. Mr. Besser is paid de minimis annual compensation of $1.00.
[2]	Represents the amount of “compensation actually paid” to our PEO as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:
[3]	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table above. For fiscal years 2023 and 2024, this includes Paul DiPerna and Kevin Schmid (the “Non-PEO NEOs”).
[4]	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:
[5]	TSR is cumulative for the measurement periods beginning on March 31, 2022 and ending on March 31 of each of 2023 and 2024, respectively, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in fiscal 2024 or 2023.